Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Details of provision (benefit) for income taxes on income (loss) from continuing operations
The provision (benefit) for income taxes on income (loss) consisted of the following:

	Twelve Months Ended December 31,
(in millions)	2015	2014	2013
Federal
Current	$3.8	$(0.1)	$0.1
Deferred	(8.2)	(15.9)	(15.5)
State
Current	(0.3)	0.4	—
Deferred	(5.5)	0.1	(0.3)
Foreign
Current	25.1	23.1	18.4
Deferred	(3.6)	(5.0)	(0.4)
Total provision for income taxes	$11.3	$2.6	$2.3

Summary of components of income (loss) from continuing operations before income taxes
The components of income (loss) before income taxes consisted of the following:

	Twelve Months Ended December 31,
(in millions)	2015	2014	2013
Domestic	$(30.5)	$(54.1)	$(72.9)
Foreign	57.1	52.3	47.0
Income (loss) before income taxes	$26.6	$(1.8)	$(25.9)

Reconciliation of the U.S. federal statutory tax rate to our effective tax rate
The effective income tax rate reconciliation consisted of the following:

	Twelve Months Ended December 31,
(in millions)	2015		2014		2013
Income taxes at 35% statutory rate	$9.3	35.0%	$(0.6)	35.0%	$(9.1)	35.0%
Increase (decrease) resulting from:
State taxes	(5.8)	(21.8)%	0.4	(23.9)%	(0.1)	0.4%
Foreign rate differential	(2.6)	(9.9)%	(1.8)	98.7%	(0.9)	3.5%
Current year tax impact of unremitted foreign earnings	11.1	41.8%	5.6	(308.4)%	15.1	(58.0)%
Impact of foreign dividends	0.1	0.2%	—	(1.6)%	(1.7)	6.4%
Other	(0.8)	(2.9)%	(1.0)	56.0%	(1.0)	3.9%
Total	$11.3	42.4%	$2.6	(144.2)%	$2.3	(8.8)%

Components of net deferred income tax
Components of net deferred income tax consisted of the following:

(in millions)	December 31, 2015	December 31, 2014
Deferred income tax assets:
Compensation	$13.7	$9.8
Employee benefits	5.8	7.8
Legal reserves and settlements	5.1	5.3
Hedge investments	0.2	0.7
Financing related costs	4.1	3.6
Loss and credit carryforwards	96.2	110.7
Other	7.8	8.6
Gross deferred income tax assets	132.9	146.5
Valuation allowance	(46.7)	(42.1)
Total deferred income tax assets, net	$86.2	$104.4
Deferred income tax liabilities:
Depreciation and amortization	$(606.2)	$(663.3)
Investments in affiliated companies	(14.9)	(15.0)
Taxes on undistributed foreign earnings	(49.8)	(50.4)
Other	(3.7)	(1.3)
Total deferred income tax liability	(674.6)	(730.0)
Net deferred income tax liability	$(588.4)	$(625.6)

Total amount of unrecognized tax benefits
The total amount of unrecognized tax benefits consisted of the following:

(in millions)	December 31, 2015	December 31, 2014
Balance as of beginning of period	$1.9	$4.6
Increase in tax positions of prior years	0.1	—
Decrease in tax positions due to settlement and lapse of statute	(0.1)	(2.7)
Balance as of end of period	$1.9	$1.9